Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 11 - RELATED PARTIES

a.	Balances

As of December 31, 2022 and 2021, the Company had an accrual in the amount of $240 thousand, pursuant to the compensation policy regarding the Chief Executive Officer’s annual bonus.

b.	Transactions

During the years ended December 31, 2022, 2021 and 2020, the Company recorded salary expenses, cash bonus and directors’ fees to its related parties in the amount of $615 thousand, $596 thousand and $596 thousand, respectively.